Fair Value of Financial Instruments (Details Narrative) - Navios Logistics [Member] - Two tanker vessels [Member] $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Asset Impairment Charges	$ 21,966
Property, Plant, and Equipment, Fair Value Disclosure	$ 7,500